CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Convertible Notes Payable [Text Block]
22.	CONVERTIBLE NOTES PAYABLE

In December of 2011, the Board of Directors passed a resolution authorizing the Company to enter into an agreement to borrow funds from a third party to assist in providing a method for certain Chinese shareholders to sell their shares in the Company. The Company entered into a series of convertible promissory notes along with common stock purchase warrants whereby this third party could exercise the conversion option and settles the amount due by receiving shares of stock from these certain Chinese shareholders. The monies borrowed from this third party were deposited into a custodial account that was not controlled by the Company. The Chinese shareholders also deposited their shares with this custodian. The shares transferred to the custodian were at all times, in the opinion of management, sufficient to satisfy the obligations of the convertible promissory notes and the outstanding common stock purchase warrants. All amounts owed this financing arrangement were to be repaid through the conversion options exercised by the third party and by the deliverance of the common shares of these certain Chinese investors.

During the year 2012, the Company borrowed a total of $ 460,000 from this third party under five separate promissory notes. Each note carried an interest rate of 12% per annum with a maturity date of six months from the date of issuance. Under the terms of the notes, the holder of the note has the option to convert the note to common shares at a discount of 15% from the average market price of the lowest three trading prices for the common stock during the ten trading days prior to the conversion date. The Company also issued a total of 842,500 common stock purchase warrants with an exercise price of $0.50 per share with an expiration date six months from the date of issuance.

The Company calculated the fair value of the warrants and the beneficial conversion feature utilizing the Black Scholes model at the date of the issuance of each promissory note. The relative fair values were allocated to the warrants and the debt. Accordingly, a discount was created on the debt and this discount will be amortized to interest expense of the life of the debt. Debt discount amortization as of December 31, 2012 was $ 178,867.

As of December 31, 2012, there was $ 232,000 principal outstanding and accrued interest in the amount of $ 9,764 that was owed under the terms of the promissory notes. The Company has recorded these amounts as payable by the Company with a corresponding asset represented by the value of the shares of the Company held by the custodian at December 31, 2012.

As of September 30, 2013, there was $0 principal outstanding and accrued interest in the amount of $0 that was owed under the terms of the promissory notes. The Company has recorded these amounts as payable by the Company with a corresponding asset represented by the value of the shares of the Company held by the custodian as of September 30, 2013.

26.     CONVERTIBLE NOTES PAYABLE

In December of 2011, the Board of Directors passed a resolution authorizing the Company to enter into an agreement to borrow funds from a third party to assist in providing a method for certain Chinese shareholders to sell their shares in the Company. The Company entered into a series of convertible promissory notes along with common stock purchase warrants whereby this third party could exercise the conversion option and settle the amount due by receiving shares of stock from these certain Chinese shareholders. The monies borrowed from this third party were deposited into a custodial account that was not controlled by the Company. The Chinese shareholders also deposited their shares with this custodian. The shares transferred to the custodian were at all times, in the opinion of management, sufficient to satisfy the obligations of the convertible promissory notes and the outstanding common stock purchase warrants. All amounts owed this financing arrangement were to be repaid through the conversion options exercised by the third party and by the deliverance of the common shares of these certain Chinese investors.

During 2012, the Company borrowed a total of $ 460,000 from this third party under five separate promissory notes. Each note carried an interest rate of 12% per annum with a maturity date of six months from the date of issuance. Under the terms of the notes, the holder of the note has the option to convert the note to common shares at a discount of 15% from the average market price of the lowest three trading prices for the common stock during the ten trading days prior to the conversion date. The Company also issued a total of 842,500 common stock purchase warrants with an exercise price of $0.50 per share with an expiration date six months from the date of issuance.

The Company calculated the fair value of the warrants and the beneficial conversion feature utilizing the Black Scholes model at the date of the issuance of each promissory note. The relative fair values were allocated to the warrants and the debt. Accordingly, a discount was created on the debt and this discount will be amortized to interest expense of the life of the debt. Debt discount amortization as of December 31, 2012 was $ 178,867.

At December 31, 2012, there was $ 232,000 principal outstanding and accrued interest in the amount of $ 9,764 that was owed under the terms of the promissory notes. The Company has recorded these amounts as payable by the Company with a corresponding asset represented by the value of the shares of the Company held by the custodian at December 31, 2012.